Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2020
Entity Registrant Name	LORD ABBETT INVESTMENT TRUST
Entity Central Index Key	0000911507
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 26, 2021
Document Effective Date	Apr. 01, 2021
Prospectus Date	Apr. 01, 2021